Income Taxes (Reconciliation of Unrecognized Tax Benefits) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes
Balance at beginning of year	¥ (9,843)	¥ (7,187)	¥ (9,327)
Increase related to prior year tax positions	(5,690)	(685)	(1,835)
Decrease related to prior year tax positions	532	1,780	3,561
Increase related to current year tax positions	(1,986)	(1,195)	(484)
Change in consolidated subsidiaries		(3,339)
Settlements	1,451	747	60
Translation adjustments	843	36	838
Balance at end of year	¥ (14,693)	¥ (9,843)	¥ (7,187)